Annual Total Returns - Value Strategies Portfolio [BarChart] - 02.28 VIP Value Strategies Portfolio Investor PRO-09 - Value Strategies Portfolio - VIP Value Strategies Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(8.92%)
Annual Return 2012	27.21%
Annual Return 2013	30.45%
Annual Return 2014	6.67%
Annual Return 2015	(3.07%)
Annual Return 2016	9.53%
Annual Return 2017	19.30%
Annual Return 2018	(17.37%)
Annual Return 2019	34.27%
Annual Return 2020	8.26%